Income Tax Benefit (Expense) (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure Of Income Tax [Abstract]
Schedule of Income Tax Benefit (Expense)

Income tax recognised in profit or loss

	For the year ended March 31
Particulars	2018	2019	2020
Current tax expense
Current period	(135)	(60)	(349)
Current tax expense	(135)	(60)	(349)
Deferred tax benefit (expense)
Origination and reversal of temporary differences	(1,231)	7,156	14,844
Change in unrecognized deductible temporary differences	620	(6,385)	(14,700)
Utilization of previously unrecognised tax losses	655	29	159
Utilization of previously recognized tax losses	—	—	75
Deferred tax benefit (expense)	44	800	378
Total	(91)	740	29

Schedule of Income Tax Recognized in Other Comprehensive Income (Loss)

Income Tax Recognized in Other Comprehensive Income (loss)

	For the year ended March 31
	2018			2019			2020
Particulars	Before tax	Tax (expense) benefit	Net of tax	Before tax	Tax (expense) benefit	Net of tax	Before tax	Tax (expense) benefit	Net of tax
Foreign currency translation differences on foreign operations	(1,915)	—	(1,915)	(72,919)	—	(72,919)	(73,252)	—	(73,252)
Net change in fair value of available-for-sale financial assets	2,280	—	2,280	—	—	—	—	—	—
Equity instruments at FVOCI - net change in fair value	—	—	—	(508)	—	(508)	(1,979)	—	(1,979)
Remeasurement of defined benefit (asset) liability	(422)	—	(422)	(585)	—	(585)	(346)	—	(346)
Total	(57)	—	(57)	(74,012)	—	(74,012)	(75,577)	—	(75,577)

Schedule of Reconciliation of Effective Tax Rate

Reconciliation of Effective Tax Rate

	For the Year Ended March 31
Particulars	2018		2019		2020
Loss for the year		(220,240)		(167,883)		(447,517)
Income tax benefit (expense)		(91)		740		29
Loss before tax		(220,149)		(168,623)		(447,546)
Income tax benefit using the Company's domestic tax rate	15.00%	33,020	14.99%	25,285	15.00%	67,130
Effect of tax rates in foreign jurisdictions	13.90%	30,611	13.19%	22,238	2.84%	12,702
Non deductible expenses	0.81%	(1,781)	1.39%	(2,338)	9.52%	(42,601)
Tax exempt income	0.28%	622	0.42%	709	0.09%	383
Reduction in tax rate	—	—	—	—	0.05%	227
Utilization of previously unrecognised tax losses	0.30%	655	0.02%	29	0.04%	159
Utilization of previously recognized tax losses	—	—	—	—	0.02%	75
Current year losses for which no deferred tax asset was recognized	29.00%	(63,833)	23.03%	(38,830)	5.21%	(23,338)
Change in unrecognised temporary differences	0.28%	620	3.79%	(6,385)	3.28%	(14,700)
Others	0.00%	(5)	0.02%	32	0.00%	(8)
		(91)		740		29